Reclassification of Operations of the Subsidiary Adexus S.A. as Discontinued Operations (Details) - Schedule of discontinued operation related to Adexus S.A. - Adexus S.A. [Member] - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of discontinued operation related to Adexus S.A. [Abstract]
Revenues	S/ 162,967	S/ 167,624
Operating costs	(157,299)	(157,268)
Gross profit	5,668	10,356
Administrative expenses	(21,698)	(18,896)
Other income and expenses, net	20	(1,664)
Operating loss	(16,010)	(10,204)
Financial expenses	(15,847)	(10,588)
Financial income	121	104
Loss before income tax	(31,736)	(20,688)
Income tax	4,962	3,764
Loss from discontinued operations	(26,774)	(16,924)
Net effect in consolidated	(26,774)	(16,924)
Operating cash flows	786	27,894
Investing cash flows	(3,573)	(3,301)
Financing cash flows	8,449	(21,016)
Net increase generated in subsidiary	S/ 5,662	S/ 3,577